Statements of Operations		12 Months Ended
		Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2022 USD ($) shares
OPERATING REVENUES
TOTAL OPERATING REVENUES		¥ 179,355,651	$ 1,138,477	¥ 46,568,529		¥ 463,718,851
COST OF REVENUES		(37,582,914)	(238,561)	(30,502,236)		(108,379,683)
GROSS PROFIT		141,772,737	899,916	16,066,293		355,339,168
OPERATING EXPENSES:
Selling and marketing expenses		(55,259,489)	(350,765)	(55,667,926)		(29,727,815)
General and administrative expenses		(390,301,519)	(2,477,476)	(240,003,326)		(201,976,446)
Share-based compensation expenses		(1,616,463)	(10,261)			(670,000,000)
Research and development expenses		(76,081,726)	(482,936)	(108,823,664)		(25,753,717)
TOTAL OPERATING EXPENSES		(523,259,197)	(3,321,438)	(404,494,916)		(927,457,978)
LOSS FROM OPERATIONS		(381,486,460)	(2,421,522)	(388,428,623)		(572,118,810)
Loss on digital assets		(61,860)	(393)	(629,195)
Interest expenses, net		(1,589,399)	(10,089)	(2,699,144)		(1,258,722)
Foreign exchange gain, net		46,666,234	296,218	222,079
Other (expense) income, net		132,317	840	6,864		(155,434)
LOSS BEFORE INCOME TAXES		(336,339,168)	(2,134,946)	(391,528,019)		(573,532,966)
Provision for income taxes
Current				9,345,241		(12,963,341)
Deferred		188,496	1,196	(122,261)	1,196	(15,978,261)
Total provision for income taxes		188,496	1,196	9,222,980	1,196	(28,941,602)
NET LOSS		¥ (336,150,672)	$ (2,133,750)	¥ (382,305,039)	$ (2,426,717)	¥ (602,474,568)	$ (3,824,264)
LOSS PER SHARE
Basic (in Yen per share and Dollars per share) | (per share)		¥ (22.77)	$ (0.14)	¥ (27.62)		¥ (43.62)
Diluted (in Yen per share and Dollars per share) | (per share)		¥ (22.77)	$ (0.14)	¥ (27.62)		¥ (43.62)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING*
Basic (in Shares)	[1]	14,764,646	14,764,646	13,839,400	13,839,400	13,811,305	13,811,305
Diluted (in Shares)	[1]	14,764,646	14,764,646	13,839,400	13,839,400	13,811,305	13,811,305
Software and system development services
OPERATING REVENUES
TOTAL OPERATING REVENUES		¥ 125,618,177	$ 797,373	¥ 21,874,517		¥ 234,732,715
Consulting and solution services
OPERATING REVENUES
TOTAL OPERATING REVENUES		2,800,620	17,777	22,435,120		228,986,136
Sale of NFTs
OPERATING REVENUES
TOTAL OPERATING REVENUES		¥ 50,936,854	$ 323,327	¥ 2,258,892

[1]	Retrospectively restated for 100-for-1 forward split on October 26, 2021.